Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral - Additional Information (Detail) $ in Billions	12 Months Ended
	Oct. 31, 2020 CAD ($) ClassAction	Oct. 31, 2020 USD ($) ClassAction	Oct. 31, 2019 CAD ($)
Disclosure of contingent liabilities [line items]
Commitment to fund private equity investments	$ 290,000,000		$ 374,000,000
Litigation and other provision [member] | StanfordLitigation [member]
Disclosure of contingent liabilities [line items]
Amount on Ponzi scheme		$ 7.2
Number of other Plaintiffs	4	4
Bottom of range [member] | Litigation and other provision [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses	$ 0		0
Top of range [member] | Litigation and other provision [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses	951,000,000		$ 606,000,000
Premises and equipment under long-term non-cancellable leases [member] | Within 1 year [member]
Disclosure of contingent liabilities [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	30
Premises and equipment under long-term non-cancellable leases [member] | Over 1 year to 2 years [member]
Disclosure of contingent liabilities [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	69
Premises and equipment under long-term non-cancellable leases [member] | Over 2 years to 3 years [member]
Disclosure of contingent liabilities [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	88
Premises and equipment under long-term non-cancellable leases [member] | Over 3 years to 4 years [member]
Disclosure of contingent liabilities [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	111
Premises and equipment under long-term non-cancellable leases [member] | Over 4 years to 5 years [member]
Disclosure of contingent liabilities [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	302
Premises and equipment under long-term non-cancellable leases [member] | Over 5 years [member]
Disclosure of contingent liabilities [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	5,944
Premises and equipment under long-term non-cancellable leases [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Operating lease commitments annual payment	$ 754
Credit Card Fees Member
Disclosure of contingent liabilities [line items]
Number of proposed class actions | ClassAction	7	7
Number of remaining class actions | ClassAction	5	5